Finance Lease Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	₩ 2,510,564	₩ 1,925,452
Present value of minimum lease payment		983,346
Less : Unearned finance income	(1,331,723)
Net investment in finance lease	1,178,841
Gross amount | Not Later Than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	173,093	124,918
Present value of minimum lease payment		84,688
Gross amount | 1~5 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	596,819	467,518
Present value of minimum lease payment		223,622
Gross amount | 1~2 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	150,895
Gross amount | 2~3 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	150,596
Gross amount | 3~4 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	149,364
Gross amount | 4~5 Years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	145,964
Gross amount | More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	₩ 1,740,652	1,333,016
Present value of minimum lease payment		₩ 675,036